Business Combinations - Acquisition of ZACC (Details) - ZACC ¥ in Thousands	Jan. 01, 2022 JPY (¥)	Oct. 01, 2021 JPY (¥)	Aug. 31, 2021 JPY (¥) item
Business Combinations
Percentage of ownership interest to be acquired			100.00%
Cash consideration	¥ 148,000	¥ 152,986	¥ 370,000
Total consideration net of the settlement of a pre-existing borrowing			¥ 270,000
Number of luxury hair salon brands owned and operated | item			3
Period of customers recognized by high level of techniques and hospitality			30 years
Initial payment			¥ 69,014
Percentage of ownership interest acquired		60.00%